Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Total
Balance at Dec. 31, 2020	$ 29,805	$ 649,145,830	$ (640,019,614)	$ 1,096,582	$ 10,252,603	$ 10,252,603
Balance, shares at Dec. 31, 2020	7,446,560
Share-based compensation ( as restated )	$ 6,032	8,343,830			8,349,862	8,349,862
Share-based compensation ( as restated ), shares	1,507,945
Issuance of shares in the private placement ( as restated )	$ 13,528	10,680,971			10,694,499	10,694,499
Issuance of shares in the private placement ( as restated ), shares	3,383,143
Net loss			(21,665,704)		(21,665,704)	(21,665,704)
Foreign currency translation				3,285	3,285	3,285
Disposal of subsidiaries ( as restated )
Share options exercised ( as restated )	$ 36	13,058			13,094	13,094
Share options exercised ( as restated ), shares	9,007
Balance at Dec. 31, 2021	$ 49,401	668,183,689	(661,685,318)	1,099,867	7,647,639	7,647,639
Balance, shares at Dec. 31, 2021	12,345,655
Share-based compensation ( as restated )	$ 2,058	556,337			558,395	558,395
Share-based compensation ( as restated ), shares	514,500
Issuance of shares in the private placement ( as restated )	$ 62,075	7,838,225			7,900,300	7,900,300
Issuance of shares in the private placement ( as restated ), shares	15,518,869
Net loss			(5,634,971)		(5,634,971)	(5,634,971)
Foreign currency translation				28,289	28,289	28,289
Issuance of shares as a consideration for acquisition ( as restated )	$ 27,182	6,270,746			6,297,928	6,297,928
Balance, shares	6,795,455
Disposal of subsidiaries ( as restated )				31,284	31,284	31,284
Balance at Dec. 31, 2022	$ 140,716	682,848,997	(667,320,289)	1,159,440	16,828,864	16,828,864
Balance, shares at Dec. 31, 2022	35,174,479
Share-based compensation ( as restated )	$ 80	61,920			62,000	62,000
Share-based compensation ( as restated ), shares	20,000
Issuance of shares as a consideration for professional services	$ 40	15,460			15,500	15,500
Issuance of shares as a consideration for professional services, shares	10,000
Issuance of shares in the private placement ( as restated )	$ 102,462	10,167,538			10,270,000	10,270,000
Issuance of shares in the private placement ( as restated ), shares	25,615,418
Net loss			(9,357,196)		(9,357,196)	(9,357,196)
Foreign currency translation				13,599	13,599	13,599
Disposal of subsidiaries ( as restated )
Balance at Dec. 31, 2023	$ 243,298	$ 693,093,915	$ (676,677,485)	$ 1,173,039	$ 17,832,767	$ 17,832,767
Balance, shares at Dec. 31, 2023	60,819,897